Investments (Details Narrative)		12 Months Ended
	Sep. 03, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Apr. 30, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Common stock outstanding			$ 30,000,000
Other debt instruments held	$ 1,967,790
Derivative value	147,735
Fair value of the long-term investment	$ 2,115,525	$ 444,764
Increase (decrease) through foreign exchange and other movements, financial assets		$ 45,811
Addicting games inc [member]
IfrsStatementLineItems [Line Items]
Investment property completed			$ 1,500,000